Finance Costs	12 Months Ended
Dec. 31, 2018
Finance Costs [Abstract]
FINANCE COSTS
8.	FINANCE COSTS

	Year ended December 31,
	2018 $’000	2017 $’000	2016 $’000
Group
Finance charge accrued on convertible loan notes (recognized as debt)	12	12	12
	12	12	12